Reconciliation of movement in net borrowings - Movement in net borrowings (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Net increase/(decrease) in cash and cash equivalents before exchange	£ 589	£ (888)
Net (increase)/decrease in bonds and other borrowings(1)	(1,508)	729
Net increase in net borrowings from cash flows	(919)	(159)
Exchange differences on net borrowings	(50)	(31)
Other non-cash items	(63)	(32)
Net borrowings at beginning of the period	(14,137)	(12,109)
Net borrowings at end of the period	(15,169)	(12,331)
Payments For Derivatives Designated In Forward Point Hedges	£ (2)	£ (2)